CAPITAL STOCK (Details Narrative) - USD ($)	12 Months Ended
	Feb. 28, 2015	Feb. 28, 2014
Authorized shares of stock	160,000,000
Par value of shares	$ .0001
Authorized shares of common stock	150,000,000
Authorized shares of preferred stock	10,000,000
Series B Preferred Stock [Member]
Authorized shares of preferred stock	1,000
Stated value per share	$ .0001
Dividend rate	8.00%
Dividend payable	$ 16,767	$ 0
Liquidation preference	$ 1,274,000	$ 0
Conversion price	$.055 per share